UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03981

Exact name of registrant as specified in charter:	Prudential World Fund, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2009

Date of reporting period:	7/31/2009

Item 1.	Schedule of Investments

Prudential World Fund, Inc. - Dryden International Equity Fund

Schedule of Investments

as of July 31, 2009 (Unaudited)

Shares	Description	Value

LONG-TERM INVESTMENTS 97.7%
COMMON STOCKS 97.3%

Australia 6.5%
52,920	Alumina Ltd.	$75,684
35,302	Australia & New Zealand Banking Group Ltd.	547,096
145,378	AWB Ltd.	160,495
10,030	Bendigo & Adelaide Bank Ltd	68,787
187,743	BHP Billiton Ltd.	5,943,171
261,609	BlueScope Steel Ltd.	737,346
322,972	Brambles Ltd.	1,618,007
51,906	Caltex Australia Ltd.	565,654
95,420	Coca- Cola Amatil Ltd.	744,577
52,215	Commonwealth Bank of Australia	1,869,079
242,852	Computershare Ltd.	1,996,567
89,807	Fairfax Media Ltd.	110,788
498,718	Goodman Fielder Ltd.	577,688
306,741	GPT Group	135,968
334,289	Incitec Pivot Ltd.	771,649
47,155	JB Hi-Fi Ltd.	666,505
8,024	Leighton Holdings Ltd.	202,534
36,227	Macquarie Group Ltd.	1,333,740
993,192	Macquarie Infrastructure Group	1,204,453
49,125	Metcash Ltd.	175,847
402,873	Mirvac Group	429,603
161,033	National Australia Bank Ltd.	3,276,768
21,101	Newcrest Mining Ltd.	529,435
36,159	Nufarm Ltd.	327,819
51,132	OneSteel Ltd.	127,865
54,177	Orica Ltd.	1,017,685
240,206	Pacific Brands Ltd.	239,067
210,517	Qantas Airways Ltd.	408,473
34,576	QBE Insurance Group Ltd.	563,895
83,880	SP Ausnet	54,719
55,957	Stockland	147,419
138,772	Suncorp-Metway Ltd.	824,041
156,843	TABCORP Holdings Ltd.	949,713
324,287	Tatts Group Ltd.	664,484
27,441	Wesfarmers Ltd.-PPS	593,036
42,931	Wesfarmers Ltd.	928,154
172,135	Westpac Banking Corp.	3,122,608
22,061	Woodside Petroleum Ltd.	843,199
72,320	Woolworths Ltd.	1,648,214

		36,201,832

Austria 0.4%
15,328	Erste Group Bank AG	535,030
50,429	OMV AG	2,001,750

		2,536,780

Belgium 1.5%
43,481	Anheuser-Busch InBev NV	1,729,981
17,181	Delhaize Group	1,228,561
326,574	Dexia SA	2,565,171
346,312	Fortis	1,347,518
15,470	Groupe Bruxelles Lambert SA	1,227,704
2,121	Nationale A Portefeuille	109,676

		8,208,611

Denmark 1.1%
39,144	Carlsberg A/S (Class B Stock)	2,715,888
5,414	East Asiatic Co. Ltd. A/S	198,957
5,867	FLSmidth & Co. A/S	254,906
44,176	Novo Nordisk A/S (Class B Stock)	2,599,981
2,391	William Demant Holding Group (The)(a)	142,324

		5,912,056

Finland 1.2%
27,835	Citycon Oyj	72,998
22,156	Fortum Oyj	513,155
23,773	Huhtamaki Oyj	268,357
75,234	Kone Oyj (Class B Stock)	2,559,593
99,408	Nokia Oyj	1,323,343
52,328	Wartsila Oyj	1,872,027

		6,609,473

France 8.8%
21,433	Air France-KLM	269,772
41,819	Alstom SA	2,871,141
114,190	AXA SA	2,413,645
70,828	BNP Paribas	5,163,627
15,095	Bureau Veritas SA	715,367
9,361	Casino Guichard Perrachon SA	645,094
38,695	Cie de Saint-Gobain	1,569,067
3,087	CNP Assurances	282,076
131,377	European Aeronautic Defence and Space Co. NV	2,505,415
99,794	France Telecom SA	2,490,547
15,859	GDF Suez SA	605,893
9,672	Iliad SA	1,032,529
46,970	Lafarge SA	3,392,825
6,334	Neopost SA	539,412
20,423	PPR	2,276,014
103,516	Sanofi-Aventis SA	6,780,969
19,800	Schneider Electric SA	1,798,794
49,165	SES SA	971,233
3,037	Societe Des Autoroutes Paris-Rhin-Rhone	218,682
134,064	Total SA	7,434,942
9,300	Unibail-Rodamco	1,625,091
118,310	Vivendi	3,039,492
8,187	Wendel	326,612

		48,968,239

Germany 6.6%
38,034	Allianz SE	3,761,604
27,268	BASF SE	1,360,660
10,872	Bayer AG	665,699
8,768	Daimler AG	405,089
70,536	Deutsche Bank AG	4,594,426
30,072	Deutsche Post AG	475,762
6,199	Deutsche Postbank AG	171,318
137,125	E.ON AG	5,220,291
64,125	Hannover Rueckversicherung AG	2,604,813
6,637	K+S AG	371,292
14,790	MAN AG	1,019,222
16,106	Muenchener Rueckversicherungs-Gesellschaft AG	2,440,199
49,675	RWE AG	4,202,066
42,639	SAP AG	2,008,246
32,443	Siemens AG	2,586,710
80,267	Suedzucker AG	1,697,756
8,119	ThyssenKrupp AG	249,491
45,660	United Internet AG	580,504
5,409	Volkswagen AG	1,951,252

		36,366,400

Greece 0.9%
129,970	Marfin Investment Group SA	544,621
74,809	OPAP SA	1,796,627
123,209	Public Power Corp SA	2,686,818

		5,028,066

Hong Kong 3.2%
263,000	BOC Hong Kong Holdings Ltd.	560,611
56,000	Cheung Kong Holdings Ltd.	723,299
685,000	Hang Lung Properties Ltd.	2,510,177
18,700	Hang Seng Bank Ltd.	303,783
139,500	Hong Kong Exchanges and Clearing Ltd.	2,631,582
173,000	HongKong Electric Holdings	954,284
248,000	Hutchison Whampoa Ltd.	1,857,588
123,000	Hysan Development Co. Ltd.	336,462
13,200	Jardine Matheson Holdings Ltd.	380,160
442,000	New World Development Co. Ltd.	1,055,090
25,000	Orient Overseas International Ltd.	139,999
91,000	Pacific Basin Shipping Ltd.	68,572
149,000	Sun Hung Kai Properties Ltd.	2,266,708
132,500	Swire Pacific Ltd. (Class A Stock)	1,488,265
311,000	Wharf Holdings Ltd.	1,462,694
224,000	Wheelock & Co. Ltd.	635,867
87,000	Yue Yuen Industrial Holdings PLC	236,302

		17,611,443

Italy 3.4%
10,380	Assicurazioni Generali SpA	236,565
3,810	Autostrade Spa	84,062
7,016	Banco Popolare Societa Cooperative	56,699
862,955	Enel SpA	4,689,238
174,795	ENI SpA	4,068,360

39,599	Exor SpA	667,123
136,225	Fiat SpA	1,510,569
8,419	Fondiaria-SAI SpA	140,995
44,662	Intesa Sanpaolo SpA	126,040
539,579	Intesa Sanpaolo SpA - RSP	2,009,165
671,391	Telecom Italia SpA	1,050,708
1,533,323	Telecom Italia SpA - RSP	1,727,586
855,022	UniCredit SpA	2,504,340

		18,871,450

Japan 23.0%
6,500	ADEKA Corp.	58,251
14,700	Aisin Seiki Co. Ltd.	378,277
74,000	Amada Co. Ltd.	470,785
7,300	AOC Holdings, Inc.	69,355
20,400	Asahi Breweries Ltd.	324,460
153,000	Asahi Glass Co. Ltd.	1,329,099
88,000	Asahi Kasei Corp.	454,764
57,500	Astellas Pharma, Inc.	2,193,659
16,600	Canon, Inc.	619,266
254	Central Japan Railway Co.	1,532,724
46,800	Chugai Pharmaceutical Co. Ltd.	858,103
422,000	Chuo Mitsui Trust Holdings, Inc.	1,471,704
460,000	Cosmo Oil Co. Ltd.	1,375,746
60,000	Credit Saison Co. Ltd.	783,725
24,900	Culture Convenience Club Co. Ltd.	191,043
19,000	Dai Nippon Printing Co. Ltd.	278,299
19,000	Daido Steel Co. Ltd.	78,711
2,700	Daito Trust Construction Co. Ltd.	132,967
95,000	Daiwa Securities Group, Inc.	562,219
260	Dena Co. Ltd.	794,906
47,000	Denki Kagaku Kogyo K K	152,983
31,100	Denso Corp.	918,621
184	eAccess Ltd.	142,922
1,600	East Japan Railway Co.	91,815
16,000	Eisai Co. Ltd.	569,828
9,000	Elpida Memory, Inc.(a)	102,721
27,000	Fast Retailing Co. Ltd.	3,506,790
537,000	Fujitsu Ltd.	3,529,871
91,000	Fukuoka Financial Group, Inc.	399,102
87,000	Godo Steel Ltd.	240,888
27,000	Heiwa Corp.	292,185
34,000	Hino Motors Ltd.	113,543
92,000	Hitachi Ltd.	309,178
173,000	Hokuhoku Financial Group, Inc.	394,906
191,000	Honda Motor Co. Ltd.	6,156,406
13,100	Hosiden Corp.	170,144
100,000	Isuzu Motors Ltd.	178,600
293,000	ITOCHU Corp.	2,192,275
16,400	JSR Corp.	295,677
80	Kakaku.com, Inc.	322,114
110,000	Kamigumi Co. Ltd.	917,199
85,800	Kansai Electric Power Co., Inc. (The)	1,917,749
644	KDDI Corp.	3,416,518
17,000	Keisei Electric Railway Co. Ltd.	106,177
37,000	Kinden Corp.	311,250

9,000	Kirin Holdings Co. Ltd.	134,679
16,000	Kissei Pharmaceutical Co. Ltd.	374,531
2,700	K’S Holding Corp.	80,180
73,000	Kuraray Co. Ltd.	827,783
2,800	Kyocera Corp.	225,480
8,600	Kyoei Steel Ltd.	214,489
20,000	Kyorin Co. Ltd.	308,798
66,700	Leopalace21 Corp.	571,664
7,400	Lintec Corp.	144,598
9,000	Mabuchi Motor Co. Ltd.	451,783
250,222	Marubeni Corp.	1,155,583
10,400	Matsumotokiyoshi Holdings Co.	234,103
374,000	Mazda Motor Corp.	980,206
6,200	Miraca Holdings, Inc.	154,959
111,500	Mitsubishi Chemical Holdings Corp.	500,793
109,700	Mitsubishi Corp.	2,191,102
144,000	Mitsubishi Electric Corp.	1,056,127
152,000	Mitsubishi Gas Chemical Co., Inc.	936,497
342,000	Mitsubishi Motors Corp.(a)	632,497
821,800	Mitsubishi UFJ Financial Group, Inc.	4,915,601
75,500	Mitsui & Co. Ltd.	947,091
165,000	Mitsui O.S.K. Lines Ltd.	1,006,129
43,600	Mitsumi Electric Co. Ltd.	1,075,889
14,200	Murata Manufacturing Co. Ltd.	696,306
373,000	NEC Corp.	1,308,703
45,000	NHK Spring Co. Ltd.	325,760
11,900	Nintendo Co. Ltd.	3,218,188
219,000	Nippon Electric Glass Co. Ltd.	2,541,210
86,000	Nippon Express Co. Ltd.	395,350
501,000	Nippon Mining Holdings, Inc.	2,382,563
503,000	Nippon Oil Corp.	2,668,491
51,000	Nippon Soda Co. Ltd.	251,160
284,000	Nippon Steel Corp.	1,137,501
93,900	Nippon Telegraph & Telephone Corp.	3,880,042
538,100	Nissan Motor Co. Ltd.	3,918,107
9,000	Nisshinbo Industries, Inc.	115,181
10,650	Nitori Co. Ltd.	763,086
44,800	Nitto Denko Corp.	1,444,016
22,300	NOK Corp.	273,610
247,400	Nomura Holdings, Inc.	2,167,446
193	NTT DoCoMo, Inc.	279,837
2,500	Oracle Corp Japan	100,661
454,000	Osaka Gas Co. Ltd.	1,511,334
105,000	Panasonic Corp.	1,664,465
4,150	Point, Inc.	223,672
73,700	Resona Holdings, Inc.	1,088,852
89,000	Ricoh Co. Ltd.	1,168,169
10,200	Rohm Co. Ltd.	758,869
21,800	Sankyo Co. Ltd.	1,299,361
4,000	Sawai Pharmaceutical Co. Ltd.	211,783
56,400	Secom Co. Ltd.	2,413,950
17,900	Seiko Epson Corp.	275,428
25,400	Seven & I Holdings Co. Ltd.	595,910
2,800	Shimachu Co. Ltd.	59,477
3,700	Shin-Etsu Chemical Co. Ltd.	199,419
570,000	Shinsei Bank Ltd.	843,329
18,000	Snow Brand Milk Products Co. Ltd.	59,350

68,500	Sony Corp.	1,936,460
30,000	SQUARE ENIX HOLDINGS CO. LTD.	667,371
244,600	Sumitomo Corp.	2,422,089
54,100	Sumitomo Electric Industries Ltd.	674,070
207,000	Sumitomo Metal Mining Co. Ltd.	3,117,305
67,600	Sumitomo Mitsui Financial Group, Inc.	2,893,316
40,000	Taiheiyo Cement Corp.	60,449
72,900	Takeda Pharmaceutical Co. Ltd.	2,950,668
25,130	Takefuji Corp.	137,302
22,400	Terumo Corp.	1,138,642
5,900	Tokyo Steel Manufacturing Co. Ltd.	65,469
139,000	Tokyo Tatemono Co. Ltd.	681,596
143,000	Toppan Printing Co. Ltd.	1,459,847
75,000	Tosoh Corp.	219,551
4,100	Towa Pharmaceutical Co. Ltd.	206,679
21,400	Toyota Industries Corp.	578,959
135,534	Toyota Motor Corp.	5,714,986
1,240	USS Co. Ltd.	77,578
3,804	Yahoo! Japan Corp.	1,248,235
30,000	Yamaguchi Financial Group, Inc.	410,568
26,700	Yamato Kogyo Co. Ltd.	832,391
11,000	Yamato Transport Co. Ltd.	163,561

		127,725,765

Netherlands 2.5%
276,541	Aegon NV	2,033,036
130,836	ArcelorMittal	4,708,611
4,070	Heineken Holding NV	140,093
221,188	ING Groep NV	2,836,688
123,179	Koninklijke Ahold NV	1,400,843
29,503	Koninklijke DSM NV	1,054,625
11,392	Oce NV	56,164
48,244	Reed Elsevier NV	505,675
16,852	SNS Reaal	96,797
35,639	Unilever NV	973,760

		13,806,292

Norway 0.7%
19,500	Austevoll Seafood Asa	90,987
205,609	DnB NOR ASA	1,789,261
5,150	Fred Olsen Energy ASA	187,332
35,900	Petroleum Geo-Services ASA(a)	251,908
47,000	Telenor ASA	433,543
35,900	Yara International ASA	1,112,824

		3,865,855

Portugal 0.7%
144,290	Banco Comercial Portugues SA	154,447
76,099	Banco Espirito Santo SA	475,178
195,217	Energias de Portugal SA	774,346
98,184	Jeronimo Martins SGPS SA	688,510
163,220	Portugal Telecom SGPS SA	1,653,579

		3,746,060

Singapore 1.6%
112,000	ComfortDelgro Corp. Ltd.	120,627
158,000	DBS Group Holdings Ltd.	1,523,844
315,120	Golden Agri-Resources Ltd.	93,059
10,000	Jardine Strategic Holdings Ltd.	162,600
109,000	Kepple Corp Ltd.	635,451
601,000	Noble Group Ltd.	872,800
117,000	SembCorp Marine Ltd.	253,650
49,000	United Overseas Bank Ltd.	601,966
96,000	UOL Group Ltd.	233,471
1,044,000	Wilmar International Ltd.	4,345,315

		8,842,783

Spain 5.3%
313,785	Banco Bilbao Vizcaya Argentaria SA	5,152,154
33,069	Banco Popular Espanol SA	298,588
606,097	Banco Santander SA	8,776,877
14,182	Corp. Financiera Alba	741,836
229,835	Criteria Caixacorp SA	1,105,590
18,167	Enagas	359,270
46,971	Gas Natural SDG SA	879,020
133,621	Iberdrola SA	1,146,504
5,102	Obrascon Huarte Lain SA	123,549
152,300	Repsol YPF SA	3,536,106
9,888	Sacyr Vallehermoso SA	158,409
282,490	Telefonica SA	7,027,925

		29,305,828

Sweden 1.8%
30,421	Alfa Laval AB	331,360
65,306	Atlas Copco AB (Class A Stock)	778,314
89,689	Boliden AB	966,369
19,298	Electrolux AB	361,035
10,955	Fabege AB	47,063
23,741	Hennes & Mauritz AB (Class B Stock)	1,411,431
3,990	Holmen AB	109,758
13,600	Lundin Petroleum AB(a)	120,432
109,959	Svenska Cellulosa AB (Class B Stock)	1,413,345
11,763	Svenska Handelbanken AB (Class A Stock)	287,718
111,244	Swedbank AB (Class A Stock)	859,459
116,375	Swedish Match AB	2,221,543
168,609	TeliaSonera AB	1,081,845
15,696	Trelleborg AB (Class B Stock)	78,959

		10,068,631

Switzerland 6.7%
40,634	ABB Ltd.	742,222
8,731	Actelion Ltd.(a)	481,629
121,535	Credit Suisse Group AG	5,743,244
4,461	Holcim Ltd.	270,920
411	Lindt & Spruengli AG	815,346
169,938	Nestle SA	6,993,752
157,922	Novartis AG	7,232,212

26,573	Roche Holding AG	4,189,913
47,629	Swatch Group AG (The)	1,767,173
1,458	Swiss Life Holding AG	146,121
54,591	Swiss Reinsurance Co.	2,094,447
2,386	Swisscom AG	783,128
9,678	Syngenta AG	2,233,280
3,803	Temenos Group AG(a)	76,156
17,062	Zurich Financial Services AG	3,352,847

		36,922,390

United Kingdom 21.4%
133,088	AstraZeneca PLC	6,231,553
93,606	Autonomy Corp PLC(a)	1,837,282
369,354	Aviva PLC	2,164,087
605,966	BAE Systems PLC	3,107,570
41,306	Balfour Beatty PLC	210,967
1,017,061	Barclays PLC	5,135,934
12,230	BG Group PLC	204,092
91,704	BHP Billiton PLC	2,394,316
1,105,527	BP PLC	9,181,947
123,038	British American Tobacco PLC	3,818,733
875,806	BT Group PLC	1,852,880
256,608	Centrica PLC	944,105
1,902	Chemring Group PLC	64,402
23,263	Daily Mail & General Trust (Class A Stock)	116,579
236,854	Diageo PLC	3,711,230
220,107	Experian PLC	1,816,331
12,693	F&C Asset Management PLC	15,584
126,932	Friends Provident PLC	148,742
44,182	G4S PLC	157,571
338,644	GlaxoSmithKline PLC	6,499,765
12,029	Halfords Group PLC	69,927
452,393	Home Retail Group PLC	2,372,902
877,921	HSBC Holdings PLC	8,883,481
144,161	Imperial Tobacco Group PLC	4,120,331
52,388	Invensys PLC	225,780
59,675	Kazakhmys PLC	853,796
1,865,551	Legal & General Group PLC	2,008,465
1,436,372	Lloyds Banking Group PLC	2,039,483
46,676	Meggitt PLC	140,869
39,624	National Express Group PLC	223,557
433,382	National Grid PLC	4,043,229
37,873	Next PLC	1,078,669
29,605	Northumbrian Water Group PLC	115,475
950,252	Old Mutual PLC	1,521,000
214,706	Prudential PLC	1,607,677
104,382	Reckitt Benckiser Group PLC	5,014,744
131,846	Rexam PLC	519,772
79,525	Rio Tinto PLC	3,306,457
193,969	Royal Dutch Shell PLC (Class A Stock)	5,093,533
234,348	Royal Dutch Shell PLC (Class B Stock)	6,083,402
16,042	Scottish & Southern Energy PLC	296,647
66,626	Serco Group PLC	449,078
50,883	Standard Chartered PLC	1,207,817
10,901	Telecity Group PLC(a)	61,366
168,144	Tesco PLC	1,032,222

131,014	Unilever PLC	3,457,873
4,288,721	Vodafone Group PLC	8,790,359
342,321	Xstrata PLC	4,621,539

		118,853,120

	Total common stocks (cost $559,149,440)	539,451,074

PREFERRED STOCKS 0.4%

Germany 0.4%
17,548	Porsche AG	1,143,004
3,784	RWE AG	269,396
10,482	Volkswagen AG	820,949

	Total preferred stocks (cost $2,749,104)	2,233,349

Units

RIGHT

United Kingdom
47,944	Rexam PLC(a)(e) (cost $0)	68,876

	Total long-term investments (cost $561,898,544)	541,753,299

Principal Amount (000)

SHORT-TERM INVESTMENTS 0.9%
United States Government Security 0.5%

United States 0.5%
2,500	United States Treasury Bills, 0.294%, 12/17/09(b)(c) (cost $2,497,221)	2,497,922

Shares
Affiliated Money Market Mutual Fund 0.4%
2,331,627	Dryden Core Investment Fund - Taxable Money Market Series(d) (cost $2,331,627)	2,331,627

	Total short-term investments (cost $4,828,848)	4,829,549

	Total Investments 98.6% (cost $566,727,392)(f)	546,582,848

	Other assets in excess of liabilities(g) 1.4%	7,730,267

	Net Assets 100.0%	$554,313,115

The following abbreviations were used in the portfolio description:

PPS – Partially Protected Shares

RSP – Risparmio Shares (Savings shares)

(a)	Non-income producing security.
(b)	Rate quoted represents yield-to-maturity as of purchase date.
(c)	All or portion of security segregated as collateral for financial futures contracts.
(d)	Prudential Investments LLC, the manager of the Fund also serves as the manager of the Dryden Core Investment Fund - Taxable Money Market Series.
(e)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of July 31, 2009.
(f)	The United States federal income tax basis of the Fund’s investments and net unrealized depreciation as of July 31, 2009 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Depreciation
$590,632,157	$32,243,170	$(76,292,479)	$(44,049,309)

The difference between book basis and tax basis was attributed to deferred losses on wash sales.

(g)	Other assets in excess of liabilities included net unrealized appreciation on financial futures as follows:

Open futures contracts outstanding at July 31, 2009:

Number of Contracts	Type	Expiration Date	Value at July 31, 2009	Value at Trade Date	Unrealized Appreciation(1)

	Long Positions:
3	Hang Seng Stock Index	Aug. 09	$394,120	$393,830	$290
24	Nikkei 225	Sept. 09	1,242,600	1,135,075	107,525
231	DJ Euro Stoxx 50 Index	Sept. 09	8,678,839	7,995,806	683,033
13	SPI 200 Futures Index	Sept. 09	1,143,522	1,087,128	56,394
30	FTSE 100 Index	Sept. 09	2,293,198	2,074,070	219,128

					$1,066,370

(1)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of July 31, 2009.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of July 31, 2009 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Australia	$36,201,832	$—	$—
Austria	2,536,780	—	—
Belgium	8,208,611	—	—
Denmark	5,912,056	—	—
Finland	6,609,473	—	—

France	48,968,239	—	—
Germany	36,366,400	—	—
Greece	5,028,066	—	—
Hong Kong	17,611,443	—	—
Italy	18,871,450	—	—
Japan	127,725,765	—	—
Netherlands	13,806,292	—	—
Norway	3,865,855	—	—
Portugal	3,746,060	—	—
Singapore	8,842,783	—	—
Spain	29,305,828	—	—
Sweden	10,068,631	—	—
Switzerland	36,922,390	—	—
United Kingdom	118,853,120	—	—
Preferred Stocks
Germany	2,233,349	—	—
Right
United Kingdom	68,876	—	—
Affiliated Money Market Mutual Fund	2,331,627	—	—
United States Government Security	—	2,497,922	—

	$544,084,926	$2,497,922	$—
Other Financial Instruments*	1,066,370	—	—

Total	$545,151,296	$2,497,922	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of October 31, 2008 and July 31, 2009, the Fund did not use any significant unobservable inputs (Level 3) in determining the value of investments.

The industry classification of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of July 31, 2009 was as follows:

Commercial Banks	13.1%
Oil, Gas & Consumable Fuels	8.2
Pharmaceuticals	7.6
Metals & Mining	5.4
Insurance	5.1
Automobiles	4.2
Diversified Telecommunication Services	4.2
Food Products	3.5
Electric Utilities	3.3
Capital Markets	2.7
Chemicals	2.5
Wireless Telecommunication Services	2.3
Real Estate Management & Development	2.2
Diversified Financial Services	1.9
Multi-Utilities	1.8
Tobacco	1.8
Trading Companies & Distributors	1.8
Beverages	1.7
Food & Staples Retailing	1.7
Household Durables	1.6
Machinery	1.4
Software	1.4
Electrical Equipment	1.3
Specialty Retail	1.3
Commercial Services & Supplies	1.1
Industrial Conglomerates	1.1
Aerospace & Defense	1.0
Electronic Equipment & Instruments	1.0
Computers & Peripherals	0.9
Media	0.9
Construction Materials	0.7
Hotels, Restaurants & Leisure	0.6
Internet & Catalog Retail	0.6
Multiline Retail	0.6
Auto Components	0.5
Building Products	0.5
Gas Utilities	0.5
Professional Services	0.5
Road & Rail	0.5
U.S Government Security	0.5
Affiliated Money Market Mutual Fund	0.4
Internet Software & Services	0.4
IT Services	0.4
Office Electronics	0.4
Real Estate Investment Trusts (REITs)	0.4
Textiles, Apparel & Luxury Goods	0.4
Transportation Infrastructure	0.4
Healthcare Equipment & Supplies	0.3
Leisure Equipment & Products	0.3
Paper & Forest Products	0.3
Marine	0.2
Communications Equipment	0.2
Construction & Engineering	0.2
Consumer Finance	0.2
Containers & Packaging	0.2
Air Freight & Logistics	0.1
Airlines	0.1
Biotechnology	0.1
Energy Equipment & Services	0.1

98.6
Other assets in excess of liabilities	1.4

100.0%

Dryden International Value Fund

SCHEDULE OF INVESTMENTS

as of July 31, 2009 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 97.4%
COMMON STOCKS 97.4%

Australia 3.8%
60,200	Aristocrat Leisure Ltd.	$216,498
34,600	Australia & New Zealand Banking Group Ltd.	536,217
67,053	BHP Billiton Ltd.	2,122,623
129,488	BlueScope Steel Ltd.	364,962
149,300	Centennial Coal Co. Ltd.	373,353
120,800	Downer EDI Ltd.	655,693
255,400	Goodman Fielder Ltd.	295,842
1,200	Macquarie Group Ltd.	44,179
2,000	Metcash Ltd.	7,159
50,600	National Australia Bank Ltd.	1,029,630
186,200	Pacific Brands Ltd.	185,317
400,200	Qantas Airways Ltd.	776,522
61,800	Tabcorp Holdings Ltd.	374,210

		6,982,205

Austria 0.2%
14,700	Voestalpine AG	407,932

Belgium 0.1%
32,200	AGFA-Gevaert NV*	99,591
800	Delhaize Group	57,205
9,428	Dexia NV/SA*	74,055

		230,851

Bermuda 0.4%
11,000	Noble Group Ltd.	15,975
124,847	Orient Overseas International Ltd.	699,138

		715,113

Brazil 2.9%
198,900	BM&FBOVESPA SA	1,283,535
108,400	Companhia Brasileira de Meios de Pagamento	1,034,760
39,977	Embraer-Empresa Brasileira de Aeronautica SA, ADR	779,152
14,800	Natura Cosmeticos SA	210,845
48,500	Petroleo Brasileiro SA, ADR	2,000,140

		5,308,432

Canada 3.9%
37,600	Canadian National Railway Co.	1,828,604
31,100	Canadian Natural Resources Ltd.	1,869,609
14,500	Potash Corp. of Saskatchewan, Inc.	1,348,645
74,044	Rogers Communications, Inc. (Class B Stock)	2,057,217

		7,104,075

China 4.0%
3,100	Baidu.com, Inc., ADR*	1,079,234
225,105	China Life Insurance Co. Ltd. (Class H Stock)	997,717
814,737	China Merchants Bank Co. Ltd. (Class H Stock)	1,915,408
73,904	China Mobile Ltd.	776,226
3,614,600	Industrial & Commercial Bank of China Ltd. (Class H Stock)	2,602,495

		7,371,080

Denmark 3.0%
17,645	Danske Bank A/S*	367,273
28,700	H. Lundbeck A/S	556,180
48,682	Novo Nordisk A/S (Class B Stock)	2,865,182
25,216	Vestas Wind Systems A/S*	1,776,081

		5,564,716

Finland 1.8%
39,914	Fortum Oyj	924,449
120,600	Nokia Oyj	1,605,456
13,500	Rautaruukki Oyj	292,085
29,000	TietoEnator Oyj	496,829

		3,318,819

France 8.6%
16,825	Air Liquide SA	1,756,816
104,400	AXA SA	2,206,713
41,500	BNP Paribas	3,025,506
3,700	Ciments Francais SA	361,399
7,300	Compagnie Generale des Establissements Michelin (Class B Stock)	527,099
23,100	Credit Agricole SA	329,737
20,900	France Telecom SA	521,599
28,107	LVMH Moet Hennessy Louis Vuitton SA	2,535,443
20,000	Natixis SA*	52,080
7,200	Rallye SA	211,399
46,300	Safran SA	716,003
24,900	Sanofi-Aventis SA	1,631,111
200	SCOR SE	4,802
4,300	Societe Generale	276,101
9,000	Thales SA	380,468
16,100	Total SA	892,876
17,600	Vivendi	452,160

		15,881,312

Germany 8.6%
15,300	BASF SE	766,734
8,000	Daimler AG	370,234
35,200	Deutsche Bank AG	2,277,231
21,135	Deutsche Boerse AG	1,674,871
17,600	Deutsche Lufthansa AG	237,807
67,104	E.ON AG	2,540,275
29,400	Fresenius Medical Care AG & Co. KGaA	1,350,135
9,100	Hannover Rueckversicherung AG*	370,298
13,800	MTU Aero Engines Holding AG	501,561

5,600	Muenchener Rueckversicherungs AG	846,772
6,900	Norddeutsche Affinerie AG	240,356
10,400	RWE AG	879,748
58,239	SAP AG	2,739,252
33,100	ThyssenKrupp AG	1,019,028

		15,814,302

Greece 1.6%
83,509	National Bank of Greece SA*	2,437,638
23,262	OPAP SA	558,665

		2,996,303

Guernsey 0.7%
50,594	Amdocs Ltd.*	1,210,209

Hong Kong 2.2%
662,720	Chaoda Modern Agriculture Holdings Ltd.	448,081
164,100	CITIC Pacific Ltd.	467,947
166,148	Hong Kong Exchanges and Clearing Ltd.	3,134,281

		4,050,309

Ireland 0.5%
43,400	Allied Irish Banks PLC*	108,870
62,300	Bank of Ireland*	177,591
13,600	Covidien PLC	514,216
32,900	Irish Life & Permanent PLC	160,481

		961,158

Israel 2.0%
70,700	Teva Pharmaceutical Industries Ltd., ADR	3,771,138

Italy 1.3%
30,300	Banco Popolare Scarl*	244,867
45,900	ENI SpA	1,068,324
14,100	Finmeccanica SpA	213,828
11,700	Fondiaria SAI SpA	195,942
22,100	Indesit Co. SpA*	141,116
77,197	Intesa Sanpaolo SpA*	287,449
194,700	Telecom Italia SpA	304,700

		2,456,226

Japan 14.6%
7,700	Aeon Credit Service Co. Ltd.	87,721
33,973	Alpine Electronics, Inc.	342,153
53,525	Alps Electric Co. Ltd.	298,665
24,000	Aoyama Trading Co. Ltd.	405,812
87,300	Asahi Kasei Corp.	451,146
18,800	Astellas Pharma, Inc.	717,231
20,600	Circle K Sunkus Co. Ltd.	325,464
40,214	Cosmo Oil Co. Ltd.	120,270
173,214	Denki Kagaku Kogyo Kabushiki Kaisha	563,804
18,897	Fanuc Ltd.	1,551,701
103,000	Fuji Heavy Industries Ltd.	415,810
27,000	Hitachi Capital Corp.	368,941
21,500	Hitachi Information Systems Ltd.	652,100
9,626	Honda Motor Co. Ltd.	310,270

42,200	JTEKT Corp.	477,635
130	KDDI Corp.	689,670
132,983	Komatsu Ltd.	2,176,916
105,600	Kurabo Industries Ltd.	218,733
33,000	Kyowa Exeo Corp.	322,938
132,200	Marubeni Corp.	610,530
34,900	Mitsubishi Corp.	697,078
370,500	Mitsubishi UFJ Financial Group, Inc.	2,216,148
19,000	Mitsui & Co. Ltd.	238,341
159,700	Mizuho Financial Group, Inc.	362,859
22,700	Nifco, Inc.	415,017
3,896	Nintendo Co. Ltd.	1,053,618
88,000	Nippon Express Co. Ltd.	404,544
251,000	Nippon Light Metal Co. Ltd.*	246,690
114,200	Nippon Oil Corp.	605,848
67,000	Nippon Shokubai Co. Ltd.	549,453
20,000	Nippon Telegraph & Telephone Corp.	826,420
65,600	Nissan Motor Co. Ltd.	477,658
350	NTT DoCoMo, Inc.	507,477
19,900	Omron Corp.	322,606
7	Osaka Gas Co. Ltd.	23
29,000	Ricoh Co. Ltd.	380,639
5,000	Sankyu, Inc.	18,970
146,000	Sanwa Holdings Corp.	529,226
10,500	Seiko Epson Corp.	161,564
32,000	Seino Holding Co. Ltd.	250,589
38,900	Sumitomo Corp.	385,197
30,600	Sumitomo Electric Industries Ltd.	381,267
46,000	Sumitomo Trust & Banking Co. Ltd. (The)	251,815
23,700	Takeda Pharmaceutical Co. Ltd.	959,271
1	Takefuji Corp.	5
73,845	Toyota Motor Corp.	3,113,781
34,800	Yokogawa Electric Corp.	272,884
19,900	Yokohama Rubber Co. Ltd. (The)	105,783
34,000	Zeon Corp.	141,929

		26,984,210

Liechtenstein 0.2%
2,900	Verwaltungs und Privat Bank AG	374,491

Mexico 1.8%
34,013	America Movil SAB de CV (Class L Stock), ADR	1,462,899
571,698	Wal-Mart de Mexico SAB de CV (Class V Stock)	1,948,508

		3,411,407

Netherlands 1.7%
39,600	Aegon NV	291,126
12,257	CSM NV	216,014
31,000	ING Groep NV, ADR	397,568
17,500	Koninklijke DSM NV	625,561
31,400	Oce NV	154,805
26,379	Schlumberger Ltd.	1,411,277

		3,096,351

New Zealand 0.2%
590,300	Air New Zealand Ltd.	429,954

Norway 0.6%
62,400	DnB NOR ASA*	543,020
38,900	Norsk Hydro ASA*	228,471
15,500	StatoilHydro ASA	331,270

		1,102,761

Singapore 0.6%
282,970	MobileOne Ltd.	330,327
41	Neptune Orient Lines Ltd.	47
73,400	Singapore Airlines Ltd.	688,531

		1,018,905

Spain 3.6%
60,459	Banco Bilbao Vizcaya Argentaria SA	992,699
121,100	Banco Santander SA	1,753,647
39,000	Repsol YPF SA	905,503
116,500	Telefonica SA	2,898,344

		6,550,193

Sweden 2.2%
21,000	Electrolux AB (Class B Stock)*	392,877
42,608	Hennes & Mauritz AB (Class B Stock)	2,533,097
65,500	Nordea Bank AB	635,394
21,100	Svenska Handelsbanken AB (Class A Stock)	516,096

		4,077,464

Switzerland 8.3%
9,400	Baloise Holding AG	749,432
54,600	Clariant AG*	408,740
23,300	Credit Suisse Group AG	1,101,062
1,200	Georg Fischer AG*	252,543
42,738	Julius Baer Holding AG	2,035,619
69,138	Logitech International SA*	1,164,538
60,900	Nestle SA	2,506,323
53,467	Novartis AG	2,448,580
2,263	Rieter Holding AG*	423,102
13,025	Roche Holding AG	2,053,724
9,700	Swiss Reinsurance Co.	372,152
2,700	Swisscom AG	886,188
4,600	Zurich Financial Services AG	903,944

		15,305,947

Turkey 0.6%
181,400	Turkcell Iletisim Hizmet A/S	1,153,058

United Kingdom 17.2%
580,400	ARM Holdings PLC	1,224,033
30,100	AstraZeneca PLC	1,409,366
79,500	Aviva PLC	465,800
156,571	Barclays PLC	790,649
158,557	Beazley PLC	270,821
277,600	BP PLC	2,305,605

166,655	Bradford & Bingley PLC*	—
120,000	Brit Insurance Holdings PLC	418,448
59,396	British American Tobacco PLC	1,843,475
176,925	British Sky Broadcasting Group PLC	1,613,675
414,700	BT Group PLC	877,351
72,773	Carnival PLC	2,120,074
109,700	Centrica PLC	403,605
62,100	Dairy Crest Group PLC	341,548
62,900	Drax Group PLC	420,549
145,600	GKN PLC*	249,906
39,100	GlaxoSmithKline PLC	750,466
59,200	IMI PLC	336,229
440,700	Kingfisher PLC	1,566,199
272,238	Legal & General Group PLC	293,093
406,600	Lloyds TSB Group PLC*	577,325
103,100	Marston’s PLC	159,737
2,000	Meggitt PLC	6,036
200,998	Northern Foods PLC	206,491
283,100	Old Mutual PLC	453,138
24,728	Pearson PLC	286,464
42,191	Reckitt Benckiser Group PLC	2,026,950
206,600	Royal & Sun Alliance Insurance Group PLC	436,916
73,500	Royal Dutch Shell PLC (Class B Stock)	1,907,975
67,218	SABMiller PLC	1,557,386
132,900	Smith & Nephew PLC	1,055,625
4,900	Spectris PLC	45,592
123,662	Standard Chartered PLC	2,935,382
47,000	Tate & Lyle PLC	288,725
117,300	Tomkins PLC	346,821
128,588	TT Electronics PLC	88,068
409,900	Vodafone Group PLC	840,150
35,625	Vodafone Group PLC, ADR	733,163

		31,652,836

United States 0.2%
2,700	Synthes, Inc.	303,439

	TOTAL COMMON STOCKS (cost $191,877,228)	179,605,196

Units
RIGHTS

Belgium
27,500	Fortis SA, expiring 03/09/14 (Belgium)* (cost $0)	—	(d)

	TOTAL LONG-TERM INVESTMENTS (cost $191,877,228)	179,605,196

Shares
SHORT-TERM INVESTMENT 1.9%
AFFILIATED MONEY MARKET MUTUAL FUND
3,395,414	Dryden Core Investment Fund - Taxable Money Market Series (cost $3,395,414)(a)	3,395,414

	TOTAL INVESTMENTS(b)—99.3% (cost $195,272,642)(c)	183,000,610
	Other assets in excess of liabilities(e)—0.7%	1,365,722

	NET ASSETS —100%	$184,366,332

The following abbreviations are used in Portfolio descriptions:

ADR	American Depositary Receipt
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
SGD	Singapore Dollar
*	Non-income producing security.
(a)	Prudential Investments LLC, the manager of the Portfolio also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.
(b)	As of July 31, 2009, two securities representing $0 and 0.0% of the total market value were fair valued in accordance with the policies adopted by the Board of Directors.
(c)	The United States federal income tax basis of the Schedule of Investments was $195,644,362; accordingly, net unrealized depreciation on investments for federal income tax purposes was $12,643,752 (gross unrealized appreciation—$23,949,143; gross unrealized depreciation - $36,592,895). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.
(d)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of July 31, 2009.
(e)	Other assets in excess of liabilities includes net unrealized appreciation (depreciation) on forward foreign currency exchange contracts as follows:

Forward foreign currency exchange contracts outstanding at July 31, 2009:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)(1)
British Pound,
Expiring 08/05/09	UBS Securities	GBP	84	$139,717	$139,717	$—
Expiring 08/05/09	UBS Securities	GBP	84	139,717	140,431	714
Expiring 08/05/09	UBS Securities	GBP	22	36,148	36,148	—
Expiring 08/05/09	UBS Securities	GBP	22	36,148	36,279	131
Danish Krone,
Expiring 08/05/09	UBS Securities	DKK	734	139,717	140,443	726
Euro,
Expiring 08/04/09	UBS Securities	EUR	173	245,137	245,137	—

Expiring 08/04/09	UBS Securities	EUR	3	4,209	4,208	(1)
Expiring 08/05/09	UBS Securities	EUR	173	245,137	246,838	1,701
Japanese Yen,
Expiring 08/05/09	UBS Securities	JPY	6,813	71,753	72,001	248
Expiring 08/05/09	UBS Securities	JPY	6,813	71,753	71,753	—
Mexican Peso,
Expiring 11/30/09	State Street Bank	MXN	41,867	3,101,144	3,115,752	14,608
Expiring 11/30/09	UBS Securities	MXN	6,550	475,223	487,453	12,230
Norwegian Krone,
Expiring 08/05/09	UBS Securities	NOK	442	71,753	72,063	310
Expiring 08/05/09	UBS Securities	NOK	223	36,148	36,304	156
Expiring 08/05/09	UBS Securities	NOK	97	15,770	15,838	68
Singapore Dollar,
Expiring 08/05/09	UBS Securities	SGD	23	15,770	15,816	46
Expiring 08/05/09	UBS Securities	SGD	23	15,770	15,770	—
Swiss Franc,
Expiring 08/05/09	UBS Securities	CHF	264	245,137	246,880	1,743

				$5,106,151	$5,138,831	$32,680

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Depreciation(1)
British Pound,
Expiring 08/05/09	UBS Securities	GBP	84	$139,717	$140,431	$(714)
Expiring 08/05/09	UBS Securities	GBP	22	36,148	36,279	(131)
Danish Krone,
Expiring 08/05/09	UBS Securities	DKK	734	139,717	139,717	—
Expiring 08/05/09	UBS Securities	DKK	734	139,717	140,443	(726)
Euro,
Expiring 08/03/09	UBS Securities	EUR	4	5,916	5,996	(80)
Expiring 08/04/09	UBS Securities	EUR	3	4,209	4,209	—
Expiring 08/04/09	UBS Securities	EUR	3	4,209	4,209	—
Expiring 08/05/09	UBS Securities	EUR	173	245,137	246,838	(1,701)

Japanese Yen,
Expiring 08/05/09	UBS Securities	JPY	6,813	71,753	72,001	(248)
Mexican Peso,
Expiring 11/30/09	State Street Bank	MXN	41,867	3,101,144	3,115,752	(14,608)
Expiring 11/30/09	State Street Bank	MXN	41,867	3,101,144	3,115,752	(14,608)
Norwegian Krone,
Expiring 08/05/09	UBS Securities	NOK	442	71,753	72,063	(310)
Expiring 08/05/09	UBS Securities	NOK	442	71,753	71,753	—
Expiring 08/05/09	UBS Securities	NOK	223	36,148	36,304	(156)
Expiring 08/05/09	UBS Securities	NOK	223	36,148	36,148	—
Expiring 08/05/09	UBS Securities	NOK	97	15,770	15,770	—
Expiring 08/05/09	UBS Securities	NOK	97	15,770	15,838	(68)
Singapore Dollar,
Expiring 08/05/09	UBS Securities	SGD	23	15,770	15,816	(46)
Swiss Franc,
Expiring 08/04/09	UBS Securities	CHF	264	245,137	245,137	—
Expiring 08/05/09	UBS Securities	CHF	264	245,137	246,880	(1,743)

				$7,742,197	$7,777,336	$(35,139)

(1)	The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of July 31, 2009.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of July 31, 2009 in valuing the Fund’s assets carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3
Common Stocks
Australia	$6,982,205	$—	$—
Austria	407,932	—	—
Belgium	230,851	—	—
Bermuda	715,113	—	—
Brazil	5,308,432	—	—
Canada	7,104,075	—	—
China	7,371,080	—	—
Denmark	5,564,716	—	—
Finland	3,318,819	—	—
France	15,881,312	—	—
Germany	15,814,302	—	—
Greece	2,996,303	—	—
Guernsey	1,210,209	—	—
Hong Kong	4,050,309	—	—
Ireland	961,158	—	—
Israel	3,771,138	—	—
Italy	2,456,226	—	—
Japan	26,984,210	—	—
Liechtenstein	374,491	—	—
Mexico	3,411,407	—	—
Netherlands	3,096,351	—	—
New Zealand	429,954	—	—
Norway	1,102,761	—	—
Singapore	1,018,905	—	—
Spain	6,550,193	—	—
Sweden	4,077,464	—	—
Switzerland	15,305,947	—	—
Turkey	1,153,058	—	—
United Kingdom	31,652,836	—	—
United States	303,439	—	—
Affiliated Money Market Mutual Fund	3,395,414	—	—

	$183,000,610	$—	$—
Other Financial Instruments*	—	(2,459)	—

Total	$183,000,610	$(2,459)	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of October 31, 2008 and July 31, 2009, the Fund had two Level 3 securities with a fair value of $0.

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of July 31, 2009 were as follows:

Financial - Bank & Trust	12.1%
Telecommunications	9.8
Pharmaceuticals	9.2
Oil, Gas & Consumable Fuels	8.5
Insurance	5.3
Financial Services	3.4
Retail & Merchandising	2.7
Chemicals	2.6
Automobile Manufacturers	2.6
Diversified Financial Services	2.5
Banks	2.4
Metals & Mining	2.2
Computer Services & Software	2.2
Entertainment & Leisure	2.1
Utilities	2.1
Foods	1.9
Affiliated Money Market Mutual Fund	1.9
Machinery & Equipment	1.6
Diversified Operations	1.5
Medical Supplies & Equipment	1.5
Aerospace	1.4
Automotive Parts	1.4

Transportation	1.3
Building Materials	1.3
Electronic Components & Equipment	1.2
Consumer Products & Services	1.2
Airlines	1.1
Electronic Components	1.1
Tobacco	1.0
Broadcasting	0.9
Beverages	0.8
Semiconductor Components	0.7
Computer Hardware	0.6
Real Estate	0.6
Internet Software & Services	0.6
Commercial Services	0.6
Multi-Utilities	0.5
Multimedia	0.4
Office Equipment	0.4
Diversified Manufacturing	0.4
Food & Beverage	0.4
Equipment Services	0.4
Business Services	0.3
Gaming	0.3
Appliances	0.3
Conglomerates	0.3
Healthcare Products	0.2
Independent Power Producers & Energy Traders	0.2
Steel Producers/Products	0.2
Retail	0.2
Gas Distribution	0.2
Distribution/Wholesale	0.2
Environmental Services	0.2
Clothing & Apparel	0.1
Cosmetics & Toiletries	0.1
Miscellaneous Manufacturing	0.1

99.3
Other assets in excess of liabilities	0.7

100.0%

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadviser(s), to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. When determining the fair valuation of securities, some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price.

Market value of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Forward currency contracts are valued daily at current exchange rates.

Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term debt securities which mature in sixty days or less, are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities which mature in more than sixty dates are valued at current market quotations.

Certain funds invest in the Taxable Money Market Series (the “Portfolio”) of Dryden Core Investment Fund. The Portfolio is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Funds is available in the Funds’ most recent Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential World Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date	September 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date	September 23, 2009

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date	September 23, 2009

*	Print the name and title of each signing officer under his or her signature.